UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, DC  20549

				  FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lawrence Kelly & Associates, Incorporated
Address:	199 South Los Robles Avenue
		Suite 850
		Pasadena, CA  91101

13F File Number:  28-4898

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Alex Tescher
Title:	Executive Vice President
Phone:	626/449-9500
Email:	alex@lawrencekelly.com
Signature, Place, and Date of Signing:

	Alex Tescher	Pasadena, CA	May 11, 2010
Report Type (Check only one.):

[ X ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	117

Form 13F Information Table Value Total:	$396,955


List of Other Included Managers:

No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMorgan Chase 8.625% Pfd Ser  PRD              46625H621      347    12500 SH       SOLE                    12500
                                                               122     4400 SH       OTHER                                      4400
3M Co.                         COM              88579Y101       28      338 SH       SOLE                      338
                                                               610     7300 SH       OTHER                                      7300
AFLAC Inc.                     COM              001055102    10261   189012 SH       SOLE                    86685            102327
                                                              1564    28812 SH       OTHER                                     28812
Abbott Labs                    COM              002824100      219     4160 SH       SOLE                                       4160
                                                               358     6800 SH       OTHER                                      6800
Adobe Sys Inc Com              COM              00724F101     4381   123850 SH       SOLE                    46500             77350
                                                                64     1800 SH       OTHER                                      1800
Albemarle Corp.                COM              012653101      379     8900 SH       OTHER                                      8900
Allergan Inc.                  COM              018490102      457     7000 SH       SOLE                                       7000
                                                               320     4900 SH       OTHER                                      4900
America Movil-ADR Ser L        COM              02364W105      287     5700 SH       OTHER                                      5700
American Express Co            COM              025816109      223     5400 SH       OTHER                                      5400
Apple, Inc.                    COM              037833100    19959    84930 SH       SOLE                    37824             47106
                                                              1621     6900 SH       OTHER                                      6900
Autoliv Inc Com                COM              052800109     4465    86650 SH       SOLE                                      86650
Avery Dennison Corp            COM              053611109      238     6550 SH       OTHER                                      6550
BHP Billiton LTD Spons ADR     COM              088606108     9601   119530 SH       SOLE                    42350             77180
                                                               751     9350 SH       OTHER                                      9350
BP PLC Spons ADR               COM              055622104      211     3695 SH       SOLE                      923              2772
                                                               773    13546 SH       OTHER                                     13546
Berkley WR Corp                COM              084423102    11703   448573 SH       SOLE                   197092            251481
                                                              1414    54211 SH       OTHER                                     54211
Best Buy Inc                   COM              086516101      936    22000 SH       SOLE                                      22000
                                                               234     5500 SH       OTHER                                      5500
Bristol Myers Squibb           COM              110122108       27     1000 SH       SOLE                     1000
                                                               174     6500 SH       OTHER                                      6500
CVS Caremark Corp              COM              126650100      781    21374 SH       OTHER                                     21374
Celgene Corp                   COM              151020104     4537    73225 SH       SOLE                    25600             47625
Cerner Corp                    COM              156782104     8028    94525 SH       SOLE                    35275             59250
                                                               342     4025 SH       OTHER                                      4025
Charles Schwab Corp (New)      COM              808513105      298    15947 SH       SOLE                    15947
                                                                56     3000 SH       OTHER                                      3000
Chevron Corp                   COM              166764100     3260    42995 SH       SOLE                    21463             21532
                                                              2707    35693 SH       OTHER                                     35693
Cisco Systems                  COM              17275R102    12069   463670 SH       SOLE                   226994            236676
                                                              1546    59382 SH       OTHER                                     59382
Coca Cola Co                   COM              191216100      157     2853 SH       SOLE                      413              2440
                                                               198     3600 SH       OTHER                                      3600
ConocoPhillips                 COM              20825C104      205     4000 SH       OTHER                                      4000
Costco Wholesale               COM              22160K105    10902   182575 SH       SOLE                    77826            104749
                                                              1519    25444 SH       OTHER                                     25444
Covidien PLC (new)             COM              G2554F105    12727   253125 SH       SOLE                   109934            143191
                                                              1584    31500 SH       OTHER                                     31500
Dentsply Intl Inc New          COM              249030107    13438   385275 SH       SOLE                   168299            216976
                                                              1906    54650 SH       OTHER                                     54650
Disney Walt Co Del             COM              254687106     9643   276225 SH       SOLE                    93925            182300
                                                              1074    30756 SH       OTHER                                     30756
Express Scripts Inc            COM              302182100    11054   108625 SH       SOLE                    43650             64975
                                                               618     6075 SH       OTHER                                      6075
Exxon Mobil Corp               COM              30231G102      285     4254 SH       SOLE                     1800              2454
                                                               657     9803 SH       OTHER                                      9803
General Elec Co                COM              369604103       24     1300 SH       SOLE                                       1300
                                                               290    15948 SH       OTHER                                     15948
Goldman Sachs Group Com        COM              38141G104      392     2300 SH       OTHER                                      2300
Google, Inc.                   COM              38259P508    14880    26237 SH       SOLE                    11500             14737
                                                               805     1420 SH       OTHER                                      1420
Heinz H J Co.                  COM              423074103     1140    25000 SH       SOLE                                      25000
Int'l Bus Mach                 COM              459200101       37      288 SH       SOLE                      288
                                                               694     5410 SH       OTHER                                      5410
Intel Corp                     COM              458140100     1927    86463 SH       SOLE                     9763             76700
                                                               983    44100 SH       OTHER                                     44100
Intuit                         COM              461202103     3851   112200 SH       SOLE                    12400             99800
                                                                45     1300 SH       OTHER                                      1300
JPMorgan Chase & Co            COM              46625H100      362     8100 SH       OTHER                                      8100
Johnson & Johnson              COM              478160104    11592   177786 SH       SOLE                    98460             79326
                                                              1921    29457 SH       OTHER                                     29457
L-3 Communications Hldgs Inc.  COM              502424104     8533    93125 SH       SOLE                    24300             68825
                                                               646     7050 SH       OTHER                                      7050
McDonalds Corp                 COM              580135101      454     6800 SH       OTHER                                      6800
Microsoft Corp                 COM              594918104    10165   347075 SH       SOLE                   152875            194200
                                                              1677    57250 SH       OTHER                                     57250
NYSE Euronext                  COM              629491101    10809   365050 SH       SOLE                   144334            220716
                                                              1468    49575 SH       OTHER                                     49575
Nestle SA Spons ADR (For Reg)  COM              641069406    13980   272499 SH       SOLE                   137530            134969
                                                              2048    39925 SH       OTHER                                     39925
Oracle Systems Corp            COM              68389X105      125     4875 SH       SOLE                     2775              2100
                                                               129     5000 SH       OTHER                                      5000
Paccar Inc                     COM              693718108      154     3550 SH       SOLE                                       3550
                                                               468    10800 SH       OTHER                                     10800
Pepsico Inc                    COM              713448108    12757   192814 SH       SOLE                    83138            109676
                                                              2208    33374 SH       OTHER                                     33374
Petroleo Brasileiro SA Spons A COM              71654V408      214     4800 SH       OTHER                                      4800
Pfizer Inc                     COM              717081103        8      443 SH       SOLE                      443
                                                               596    34746 SH       OTHER                                     34746
Procter & Gamble Co.           COM              742718109      512     8091 SH       SOLE                     3734              4357
                                                              1244    19665 SH       OTHER                                     19665
Royal Dutch Shell PLC Spons AD COM              780259206     2152    37199 SH       SOLE                    34999              2200
                                                               538     9300 SH       OTHER                                      9300
Sanofi Aventis Spons ADR       COM              80105N105     9483   253825 SH       SOLE                   110743            143082
                                                              1448    38750 SH       OTHER                                     38750
Schlumberger Ltd               COM              806857108     9469   149213 SH       SOLE                    71572             77641
                                                               858    13525 SH       OTHER                                     13525
Siemens AG Spons ADR           COM              826197501    10827   108300 SH       SOLE                    49550             58750
                                                              1120    11200 SH       OTHER                                     11200
Southwestern Energy Co         COM              845467109    14922   366450 SH       SOLE                   151983            214467
                                                              1433    35200 SH       OTHER                                     35200
Sysco Corp                     COM              871829107      327    11100 SH       SOLE                    11100
                                                                50     1700 SH       OTHER                                      1700
Telefonica SA - Spons ADR      COM              879382208    10151   142775 SH       SOLE                    51067             91708
                                                              1407    19782 SH       OTHER                                     19782
Teva Pharmaceutical Inds ADR   COM              881624209    19761   313270 SH       SOLE                   141607            171663
                                                              2750    43600 SH       OTHER                                     43600
Thermo Fisher Scientific, Inc. COM              883556102    13268   257940 SH       SOLE                   109984            147956
                                                              1479    28750 SH       OTHER                                     28750
Transocean Ltd.                COM              H8817H100      924    10700 SH       SOLE                     2150              8550
                                                               235     2724 SH       OTHER                                      2724
United Technologies            COM              913017109       57      780 SH       SOLE                      780
                                                               563     7650 SH       OTHER                                      7650
Verisign Inc. Com.             COM              92343E102      777    29874 SH       SOLE                    29874
                                                               203     7800 SH       OTHER                                      7800
Vestas Wind Systems A/S OrdF   COM              5964651        816    15050 SH       SOLE                    15050
                                                               108     2000 SH       OTHER                                      2000
Visa, Inc. Cl A                COM              92826C839    12133   133290 SH       SOLE                    62407             70883
                                                              1238    13600 SH       OTHER                                     13600